S000001152 [Member] Expense Example - TCW METWEST STRATEGIC INCOME FUND	Mar. 31, 2026 USD ($)
CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,313
CLASS M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	$ 1,679